RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 6. RELATED PARTY TRANSACTIONS

The Company entered into a short-term loan with ASPS Energy Investments, Ltd. (“ASPS”), on September 7, 2012, for the principal sum of $50,000, with interest rate of 3%. The note was due and payable on September 6, 2013, when the outstanding amount of principal and interest was due in full. On February 3, 2014, the outstanding principal of $50,000 as well as accrued interest of $2,154 was converted into 200,590 shares of common stock at a price of $0.26 per share.

On November 13, 2012, the Company entered into a Farm-In agreement with Avere Energy Corp (“Avere”), a wholly owned subsidiary of East West Petroleum Corp. According to the provisions of the agreement, Avere was to fund $300,000 for overhead, which was funded at 100% as of May 1, 2013. The Company has repaid through cash and overhead deductions in the amount of $193,390 leaving the debt remaining at March 31, 2014 of $106,610. Additionally, Avere has provided $1,300,000 to finance the drilling of Well 77-20 in exchange for a 25% working interest in the Tejon Extension. Well 77-20 has been drilled, and is currently shut in while reviewing additional testing possibilities. As of March 31, 2014 Avere has contributed $1,337,019 towards Well 77-20, with NAMOG’s contribution at $115,275.

Through the Farm-In agreement, Avere is to fund $347,500 in total to acquire the White Wolf Prospect in exchange for a 50% working interest. As of March 31, 2014 NAMOG secured 4,663 gross acres, 2,239 net acres, at an average cost per net acre of $135.18. The total costs for the White Wolf leasing acquisition program through March 31, 2014 is $399,823. Avere’s share of these costs at March 31, 2014 is $304,868 leaving a remaining obligation from Avere of $42,632 per this agreement.

On February 1, 2013, the Company entered into a consulting contract with a Board Director, Cosimo Damiano. The consulting contract is for twelve months beginning January 2013 at a rate of $5,000 per month, and covers a variety of consulting activities in the management and operations of the Company. For the twelve (12) month period ending December 31, 2013 the Company incurred consulting fees totaling $60,000, $30,000 of which is included in accounts payable as of March 31, 2014.

On April 1, 2013 Donald Boyd, Operations Manager, and Robert Skerry Hoar, Managing Geologist, agreed to termination of services as full time employees, and signed Consulting Agreement contracts with the Company this same date. Each individual contract stipulates $5,000 per month fixed compensation for consulting services in the ongoing operations of NAMOG.

The Company entered into a short-term loan with ASPS Energy Investments, Ltd. (“ASPS”) owned proportionately 49.5% by Robert Rosenthal (Chief Executive Officer and President), 49.5% by Mario Traviati, and 1% by Calpel LLC (general partner, Robert Rosenthal manager) on September 7, 2012, for the principal sum of $50,000, with interest rate of 3 The note was due and payable on September 6, 2013, when the outstanding amount of principal and interest amounted to $53,153.49 was due in full. This note has since been converted to Common Stock numbering 200,590 shares, and was approved by the Board of Directors of the Company, per corporate policy under the Corporation rules of the State of Nevada. The original loan was authorized and approved by the Company President.

On November 13, 2012, the Company entered into a Farm-In agreement with Avere Energy Corp (“Avere”), a wholly owned subsidiary of East West Petroleum Corp. Averre Energy Corp’s President at the inception of this Agreement was Gregory Renwick, a NAMG board member from November 20, 2012 until December 6, 2013). This Agreement was approved by the President of the Company, and was ratified by a corporate resolution signed by all members of the Board of Directors, per corporate policy under the Corporation rules of the State of Nevada.

According to the provisions of the agreement, Avere was to fund $300,000 for overhead, which was funded at 100% as of May 1, 2013. The Company has repaid through cash and overhead deductions in the amount of $143,390 leaving the debt remaining at December 31, 2013 of $156,610. Additionally, Avere has provided $1,300,000 to finance the drilling of Well 77-20 in exchange for a 25% working interest in the Tejon Extension. Well 77-20 has been drilled, and is currently shut in while reviewing additional testing possibilities. As of December 31, 2013 Avere has contributed $1,337,019 towards Well 77-20, with NAMOG’s contribution at $115,275.

Through the Farm-In agreement, Avere is to fund $347,500 in total to acquire the White Wolf Prospect in exchange for a 50% working interest. As of December 31, 2013 NAMOG secured 4,663 gross acres, 2,239 net acres, at an average cost per net acre of $135.18. The total costs for the White Wolf leasing acquisition program through December 31, 2013 is $399,823. Avere’s share of these costs at December 31, 2013 is $292,186 leaving a remaining obligation from Avere of $55,314 per this agreement.

On February 1, 2013, the Company entered into a consulting contract with a Board Director, Cosimo Damiano. The consulting contract is for twelve months beginning January 2013 at a rate of $5,000 per month, and covers a variety of consulting activities in the management and operations of the Company. For the twelve (12) month period ending December 31, 2013 the Company incurred consulting fees totaling $60,000, $40,000 of which is included in accounts payable as of December 31, 2013.

On April 1, 2013 Donald Boyd, Operations Manager, and Robert Skerry Hoar, Managing Geologist, agreed to termination of services as full time employees, and signed Consulting Agreement contracts with the Company this same date. The contracts stipulate $5,000 per month fixed compensation for consulting services in the ongoing operations of NAMOG.